Prospectus Supplement                                  223574 3/05
dated March 14, 2005 to:

PUTNAM DISCOVERY GROWTH FUND
Prospectuses dated April 30, 2004

The subheading "Investment management teams" under the heading "Who manages the fund?" is replaced with the following:

Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Growth and Small and Emerging Growth Teams are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com

The following team members coordinate the teams' management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader    Since   Experience
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Richard B. Weed     2004    2000 - Present        Putnam Management
                            Prior to Dec. 2000    State Street Global Advisors
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Portfolio member    Since   Experience
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Robert E. Ginsberg  2005    2004 - Present        Putnam Management
                            Prior to 2004         Delaware Investments
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Raymond K. Haddad   2004    2000 - Present        Putnam Management
                            Prior to Sept. 2000   Sanford C. Bernstein & Co.
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